Annual Total Returns - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity Global High Income Fund - Fidelity Advisor Global High Income Fund - Class A
Jun. 29, 2024
Bar Chart Table:
Annual Return 2014	1.38%
Annual Return 2015	(2.55%)
Annual Return 2016	11.61%
Annual Return 2017	10.33%
Annual Return 2018	(4.33%)
Annual Return 2019	12.63%
Annual Return 2020	5.04%
Annual Return 2021	3.21%
Annual Return 2022	(10.89%)
Annual Return 2023	9.94%